Stock Compensation Expense (Details) - Schedule of Stock-Based Compensation Expense - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock Compensation Expense (Details) - Schedule of Stock-Based Compensation Expense [Line Items]
Total stock–based compensation expense	$ 2,672	$ 1,150	$ 10,167	$ 1,637
Stock options [Member]
Stock Compensation Expense (Details) - Schedule of Stock-Based Compensation Expense [Line Items]
Total stock–based compensation expense	6	56	469	1,635
Restricted stock awards [Member]
Stock Compensation Expense (Details) - Schedule of Stock-Based Compensation Expense [Line Items]
Total stock–based compensation expense	$ 2,666	$ 1,094	$ 9,698	$ 2